Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Schedule of Intangible Assets [Line Items]
Cost	$ 6,408,689		$ 4,439,746
Accumulated Amortization	(2,350,059)	$ (1,670,556)	(1,359,396)
Impairment	(438,374)
Net carrying value	3,620,256	4,738,134	3,080,350
Customer relationship and lists [Member]
Schedule of Intangible Assets [Line Items]
Cost	5,266,705		3,885,679
Accumulated Amortization	(1,820,629)		(1,189,469)
Impairment	(438,374)
Net carrying value	3,007,702	4,006,705
Trade names [Member]
Schedule of Intangible Assets [Line Items]
Cost	1,141,984		554,067
Accumulated Amortization	(529,430)		$ (169,927)
Impairment
Net carrying value	$ 612,554	$ 731,429